Schedule of Investments
July 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.34%
Australia–4.90%
ALS Ltd.	6,466,018	$60,700,821
Ansell Ltd.	1,841,220	53,145,063
Bravura Solutions Ltd.(a)	27,581,097	68,607,846
carsales.com Ltd.	4,769,982	76,888,515
Cochlear Ltd.	549,011	99,045,144
IPH Ltd.(a)	13,744,200	81,592,826
		439,980,215
Brazil–1.55%
Odontoprev S.A.(a)	32,081,300	80,076,206
TOTVS S.A.	8,677,337	58,912,425
		138,988,631
Canada–0.86%
Descartes Systems Group, Inc. (The)(b)	1,058,917	76,804,584
Denmark–2.98%
Chemometec A/S	460,928	73,876,327
Chr. Hansen Holding A/S	1,125,795	101,255,181
SimCorp A/S	663,141	92,173,911
		267,305,419
Finland–0.56%
Nokian Renkaat OYJ	1,182,216	49,859,779
France–2.97%
Alten S.A.	628,378	99,853,987
Gaztransport Et Technigaz S.A.	945,564	75,866,465
Interparfums S.A.	639,916	46,977,437
Neurones	920,917	32,899,987
Vetoquinol S.A.	76,647	11,136,165
		266,734,041
Germany–8.67%
Amadeus Fire AG(a)	337,851	67,883,506
Atoss Software AG	195,465	39,780,341
Carl Zeiss Meditec AG, BR	898,944	200,231,388
Fielmann AG	552,516	41,486,832
Fuchs Petrolub SE, Preference Shares	1,128,211	56,265,039
Nemetschek SE	1,028,719	90,887,389
New Work SE	226,685	68,151,115
Sartorius AG, Preference Shares	148,920	90,080,351
STRATEC SE	356,244	55,305,454
Symrise AG	462,948	68,276,870
		778,348,285
Iceland–2.05%
Marel HF(c)	10,282,621	77,331,283
Ossur HF(b)	14,290,693	106,998,716
		184,329,999
India–1.89%
AIA Engineering Ltd.(b)	1,549,053	41,657,674
Britannia Industries Ltd.	481,270	22,159,377
Larsen & Toubro Infotech Ltd.(c)	1,506,982	94,978,936
Shares		Value
India–(continued)
Triveni Turbine Ltd.(b)	6,522,692	$10,747,727
		169,543,714
Ireland–0.68%
ICON PLC(b)	250,061	60,832,340
Israel–2.18%
Nice Ltd., ADR(b)	702,573	195,771,966
Italy–3.95%
Antares Vision S.p.A.(b)	1,596,895	21,413,966
DiaSorin S.p.A.	410,796	83,452,639
GVS S.p.A.(c)	3,575,617	54,715,424
Interpump Group S.p.A.	804,025	50,261,508
Recordati Industria Chimica e Farmaceutica S.p.A.	1,221,433	75,575,532
Tinexta S.p.A.	1,592,262	69,538,948
		354,958,017
Japan–18.00%
Ariake Japan Co. Ltd.(a)	1,683,700	98,138,157
As One Corp.	464,263	63,107,880
Azbil Corp.	3,135,000	122,270,503
Benefit One, Inc.	1,921,200	63,311,579
Daifuku Co. Ltd.	1,380,100	123,678,834
Disco Corp.	251,100	71,859,708
Eiken Chemical Co. Ltd.(a)	2,235,100	46,393,487
Fukui Computer Holdings, Inc.(a)	1,058,700	39,023,197
Infomart Corp.	5,121,826	42,569,080
Japan Elevator Service Holdings Co. Ltd.	2,958,800	68,332,812
Mani, Inc.	1,904,400	40,663,168
Meitec Corp.(a)	1,524,286	86,044,546
MISUMI Group, Inc.	1,176,700	41,040,996
MonotaRO Co. Ltd.	3,638,920	83,899,990
NSD Co. Ltd.	2,626,200	45,040,563
OBIC Business Consultants Co. Ltd.	1,501,300	77,099,853
Obic Co. Ltd.	798,200	140,645,455
SCSK Corp.	1,010,700	60,903,364
SHO-BOND Holdings Co. Ltd.	940,500	39,714,897
TechnoPro Holdings, Inc.	2,771,700	69,220,482
TKC Corp.	1,132,382	33,651,050
Trend Micro, Inc.	660,844	34,391,739
Tsuruha Holdings, Inc.	516,400	61,302,382
USS Co. Ltd.	3,665,248	63,777,122
		1,616,080,844
Jersey–1.33%
JTC PLC(c)	3,214,676	28,674,262
Sanne Group PLC	7,735,303	90,728,389
		119,402,651
Netherlands–1.82%
IMCD N.V.	691,689	119,850,998
Intertrust N.V.(b)(c)	2,654,108	43,851,666
		163,702,664

See accompanying notes which are an integral part of this schedule.
Invesco International Small-Mid Company Fund

Shares		Value
New Zealand–0.73%
Fisher & Paykel Healthcare Corp. Ltd.	2,969,042	$65,323,779
Norway–0.79%
Medistim ASA	859,892	30,706,931
TGS ASA	3,527,255	40,382,734
		71,089,665
Spain–0.42%
Applus Services S.A.	3,909,528	37,646,929
Sweden–13.08%
AddTech AB, Class B	3,005,701	62,486,975
Alfa Laval AB	2,111,886	88,275,022
Biotage AB	2,392,572	68,473,423
Bravida Holding AB(c)	3,765,560	58,256,045
Cellavision AB	202,403	10,659,748
Elekta AB, Class B	4,594,507	67,015,920
Epiroc AB, Class A	3,352,112	78,353,172
Fortnox AB	1,094,347	58,690,873
Hexpol AB	6,005,654	81,732,497
Karnov Group AB(a)	7,692,133	46,005,337
Lifco AB, Class B	2,520,615	74,034,056
Loomis AB	3,740,753	125,431,216
MIPS AB(c)	705,711	74,353,196
Mycronic AB	1,669,419	49,028,905
Sdiptech AB, Class B(a)(b)	2,390,945	113,710,426
SmartCraft ASA(b)	7,556,825	21,648,970
Vitec Software Group AB, Class B	855,141	42,449,784
Vitrolife AB	936,226	53,380,588
		1,173,986,153
Switzerland–11.30%
Belimo Holding AG	223,438	115,448,153
Bossard Holding AG, Class A	167,435	54,255,703
dormakaba Holding AG	116,365	80,506,811
Forbo Holding AG	25,718	55,025,527
Interroll Holding AG	10,388	47,480,857
Kardex Holding AG	296,022	79,631,975
LEM Holding S.A.	29,093	72,738,652
Partners Group Holding AG	141,704	242,263,176
Tecan Group AG, Class R	199,151	114,885,913
VAT Group AG(c)	206,213	80,957,990
VZ Holding AG	784,864	70,791,485
		1,013,986,242
United Kingdom–17.76%
Abcam PLC(b)	2,544,056	48,080,054
Ascential PLC(b)	8,425,308	50,596,655
Shares			Value
United Kingdom–(continued)
Ashmore Group PLC		13,648,174	$72,084,275
Auction Technology Group PLC(b)		2,349,108	44,315,300
AVEVA Group PLC		1,557,781	85,025,326
Brewin Dolphin Holdings PLC		4,197,309	20,933,564
Croda International PLC		1,449,570	169,608,904
Diploma PLC		2,303,668	94,700,991
FDM Group Holdings PLC		3,466,296	57,024,131
Halma PLC		3,276,571	131,538,988
Hill & Smith Holdings PLC		1,555,633	35,187,545
Howden Joinery Group PLC		4,924,322	61,388,928
IMI PLC		2,509,730	61,242,297
Intertek Group PLC		935,017	66,993,189
Johnson Service Group PLC(a)(b)		23,915,512	51,702,023
Moneysupermarket.com Group PLC		13,248,853	46,760,943
Restore PLC(a)(b)		13,258,534	87,322,982
Rightmove PLC		7,089,094	69,168,872
Rotork PLC		10,143,669	50,821,273
Spirax-Sarco Engineering PLC		719,850	150,140,068
SSP Group PLC(b)		12,816,443	46,507,813
Victrex PLC		2,526,713	93,022,577
			1,594,166,698
United States–0.87%
Bruker Corp.		953,119	78,394,038
Total Common Stocks & Other Equity Interests (Cost $5,268,087,544)			8,917,236,653
Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes–0.00%(d)
India–0.00%
Britannia Industries Ltd., 8.00%, 08/28/2022 (Cost $191,787)	INR	13,956,830	188,428
Shares
Money Market Funds–0.43%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(a)(e)		13,411,568	13,411,568
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(a)(e)		9,525,769	9,529,579
Invesco Treasury Portfolio, Institutional Class, 0.01%(a)(e)		15,327,506	15,327,506
Total Money Market Funds (Cost $38,268,653)			38,268,653
TOTAL INVESTMENTS IN SECURITIES—99.77% (Cost $5,306,547,984)			8,955,693,734
OTHER ASSETS LESS LIABILITIES–0.23%			20,291,920
NET ASSETS–100.00%			$8,975,985,654
Investment Abbreviations:
ADR	– American Depositary Receipt
BR	– Bearer Shares
INR	– Indian Rupee
See accompanying notes which are an integral part of this schedule.
Invesco International Small-Mid Company Fund

Notes to Schedule of Investments:
(a)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$39,277,690	$320,327,923	$(346,194,045)	$-	$-	$13,411,568	$4,386
Invesco Liquid Assets Portfolio, Institutional Class	28,049,904	228,011,704	(246,530,843)	2,540	(3,726)	9,529,579	4,897
Invesco Treasury Portfolio, Institutional Class	44,888,789	366,089,055	(395,650,338)	-	-	15,327,506	2,116
Investments in Other Affiliates:
Amadeus Fire AG	27,870,081	13,339,486	(2,739,809)	29,309,982	103,766	67,883,506	447,874
Ariake Japan Co. Ltd.	103,344,508	4,597,294	-	(9,803,645)	-	98,138,157	736,602
Bravura Solutions Ltd.	40,415,125	23,025,455	(4,593,737)	10,957,850	(1,196,847)	68,607,846	472,294
Eiken Chemical Co. Ltd.	35,633,038	7,620,658	-	3,139,791	-	46,393,487	446,029
Fukui Computer Holdings, Inc.	27,035,280	6,462,472	-	5,525,445	-	39,023,197	406,290
IPH Ltd.	58,796,540	9,348,670	(4,115,738)	18,140,958	(577,604)	81,592,826	1,610,154
Johnson Service Group PLC	28,576,830	9,067,997	(11,406,381)	24,600,943	862,634	51,702,023	-
Karnov Group AB	17,815,351	29,040,791	-	(850,805)	-	46,005,337	688,360
Meitec Corp.	60,639,225	21,124,692	(4,830,905)	9,379,290	(267,756)	86,044,546	1,293,203
Odontoprev S.A.	61,975,106	9,249,921	-	8,851,179	-	80,076,206	3,239,658
Restore PLC	37,754,427	25,243,991	(5,182,034)	29,775,670	(269,072)	87,322,982	-
Sdiptech AB, Class B	44,803,829	3,371,061	(9,765,675)	70,577,988	4,723,223	113,710,426	-
Total	$656,875,723	$1,075,921,170	$(1,031,009,505)	$199,607,186	$3,374,618	$904,769,192	$9,351,863

(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2021 was $513,118,802, which represented 5.72% of the Fund’s Net Assets.
(d)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco International Small-Mid Company Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$439,980,215	$—	$439,980,215
Brazil	138,988,631	—	—	138,988,631
Canada	76,804,584	—	—	76,804,584
Denmark	—	267,305,419	—	267,305,419
Finland	—	49,859,779	—	49,859,779
France	—	266,734,041	—	266,734,041
Germany	—	778,348,285	—	778,348,285
Iceland	—	184,329,999	—	184,329,999
India	—	169,543,714	—	169,543,714
Ireland	60,832,340	—	—	60,832,340
Israel	195,771,966	—	—	195,771,966
Italy	—	354,958,017	—	354,958,017
Japan	—	1,616,080,844	—	1,616,080,844
Jersey	—	119,402,651	—	119,402,651
Netherlands	—	163,702,664	—	163,702,664
New Zealand	—	65,323,779	—	65,323,779
Norway	—	71,089,665	—	71,089,665
Spain	—	37,646,929	—	37,646,929
Sweden	21,648,970	1,152,337,183	—	1,173,986,153
Switzerland	—	1,013,986,242	—	1,013,986,242
United Kingdom	—	1,594,166,698	—	1,594,166,698
United States	78,394,038	—	—	78,394,038
Money Market Funds	38,268,653	—	—	38,268,653
Non-U.S. Dollar Denominated Bonds & Notes	—	188,428	—	188,428
Total Investments	$610,709,182	$8,344,984,552	$—	$8,955,693,734
Invesco International Small-Mid Company Fund